Cash and stock-based compensation plans	12 Months Ended
Dec. 31, 2011
Cash and stock-based compensation plans
16.	Cash and stock-based compensation plans

The Bank established equity compensation plans under which it administers restricted stock, restricted stock units and stock purchase option plans to attract, retain and motivate Directors and top employees and compensate them for their contributions to the growth and profitability of the Bank. Vesting conditions for each of the Bank’s plans are only comprised of specified requisite service periods.

A. 2008 Stock Incentive Plan – Directors and Executives

In February 2008, the Board of Directors of the Bank approved an incentive plan for Directors and Executives allowing the Bank to grant restricted stock, restricted stock units, stock purchase options, and/or other similar compensation instruments. The maximum aggregate number of shares which may be issued under this plan is two million “Class E” common shares. The 2008 Stock Incentive Plan is administered by the Board of Directors which has the authority in its discretion to select the Directors and Executives to whom the Award may be granted; to determine whether and to what extent awards are granted, and to amend the terms of any outstanding award under this plan.

During 2011, 2010 and 2009, the Board of Directors approved the grant of restricted stock to Directors and stock options and restricted stock units to certain Executives of the Bank, as follows:

Restricted stock – Directors

In July 2011, 2010 and 2009, the Board of Directors granted 25,541, 38,115 and 37,934 “Class E” common shares. The fair value of restricted stock granted was based on the stock closing price in the New York Stock Exchange of the “Class E” shares on July 7, 2011, July 9, 2010 and July 10, 2009, respectively. The restricted stock vests in five years at a rate of 20% each year, beginning the year following the grant date. The fair value of restricted stock granted totaled $462 thousand in 2011, and $475 thousand in 2010 and 2009, of which $414 thousand, $270 thousand and $139 thousand were charged against income during 2011, 2010 and 2009, respectively. The remaining cost pending amortization of $1,040 thousand will be amortized over 3.51 years.

A summary as of December 31, 2011 of the restricted stock granted to Directors during the years 2011, 2010 and 2009 is presented below:

		Weighted average
		grant date fair
	Shares	value
Outstanding at January 1, 2009	31,246	$15.20
Granted	37,934	12.52
Vested	(6,242)	15.20
Outstanding at December 31, 2009	62,938	13.58
Granted	38,115	12.46
Vested	(13,026)	13.80
Outstanding at December 31, 2010	88,027	13.07
Granted	25,541	18.07
Vested	(31,563)	13.14
Outstanding at December 31, 2011	82,005	$14.59
Expected to vest	82,005	$14.59

The fair value of vested stock during the years 2011, 2010 and 2009 was $415 thousand, $180 thousand and $95 thousand, respectively.

Restricted Stock Units and Stock Purchase Options granted to certain Executives

The Board of Directors approved the grant of stock purchase options and restricted stock units to certain Executives of the Bank with a grant date fair value of $1.7 million in 2011, $2.4 million in 2010 and $2.3 million in 2009. In 2011, the distribution of the fair value in restricted stock units and stock purchase options was $1.5 million and $0.2 million, respectively. For the years 2010 and 2009, the distribution of the total grant was 50% in restricted stock units and 50% in stock purchase options, in both years.

The Bank grants one “Class E” share per each exercised option or vested restricted stock unit.

Restricted stock units:

The fair value of the stock units was based on the “Class E” stock closing price in the New York Stock Exchange on the grant date. These stock units vest 25% each year on the grant date’s anniversary.

Compensation costs of these restricted stock units are amortized during the period of restriction. Costs charged against income during 2011, 2010 and 2009 due to the amortization of these grants totaled $1,020 thousand, $742 thousand and $436 thousand, respectively. The remaining compensation cost pending amortization of $1,965 thousand will be amortized over 2.5 years.

A summary as of December 31, 2011, 2010 and 2009 of the status of the restricted stock units granted to certain Executives and changes during the years 2011, 2010 and 2009 are presented below:

			Weighted
		Weighted	average
		average grant	remaining	Aggregate
		date fair	contractual	intrinsic value
	Stock units	value	term	(thousands)
Outstanding at January 1, 2009	52,226	$15.43
Granted	132,020	8.67
Forfeited	(5,713)	11.44
Vested	(12,415)	15.43
Outstanding at December 31, 2009	166,118	10.20
Granted	101,496	12.04
Forfeited	-	-
Vested	(44,904)	10.59
Outstanding at December 31, 2010	222,710	10.96
Granted	94,496	15.84
Forfeited	(20,931)	12.63
Vested	(69,865)	11.09		$446
Outstanding at December 31, 2011	226,410	$12.80	1.76 years	$736
Expected to vest	226,410	$12.80		$736

The fair value of vested stock during the years 2011, 2010 and 2009 was $775 thousand, $476 thousand and $192 thousand, respectively.

Stock purchase options:

The fair value of stock purchase options granted to certain Executives during 2011, 2010 and 2009 was estimated using the “Black-Scholes” option-pricing model, based on the following factors:

	2011	2010	2009
Weighted average fair value per option	$2.92	$2.91	$1.90
Weighted average expected term, in years	5.50	4.75	4.75
Expected volatility	30%	37%	37%
Risk-free rate	2.52%	2.32%	1.79%
Expected dividend	4.50%	5.00%	6.00%

These options expire seven years after the grant date and are exercisable at a rate of 25% each year on the grant date’s anniversary.

Related cost charged against income during 2011, 2010 and 2009 as a result of the amortization of these plans amounted to $765 thousand, $742 thousand and $436 thousand, respectively. The remaining compensation cost pending amortization of $1,052 thousand in 2011 will be amortized over a period of 1.96 years. A summary of stock options granted is presented below:

			Weighted
			average	Aggregate
		Weighted	remaining	intrinsic
		average	contractual	value
	Options	exercise price	term	(thousands)
Outstanding at January 1, 2009	229,085	$15.43
Granted	601,985	10.15
Forfeited	(27,076)	12.43
Outstanding at December 31, 2009	803,994	11.58
Granted	420,777	13.52
Forfeited	(646)	15.43
Exercised	(82,106)	10.15
Outstanding at December 31, 2010	1,142,019	12.39
Granted	72,053	17.81
Forfeited	(58,067)	12.16
Exercised	(240,439)	12.27
Outstanding at December 31, 2011	915,566	$12.87	4.46 years	$3,040
Exercisable	238,466	$13.10	3.12 years	$703
Expected to vest	677,100	$12.79	4.68 years	$2,337

The intrinsic value of exercised options during the years 2011 and 2010 was $1,322 thousand and $383 thousand, respectively. During the years 2011 and 2010 the Bank received $2,949 thousand and $834 thousand, respectively, from exercised options.

B. Restricted Stock – Directors (Discontinued)

During 2003, the Board of Directors approved a restricted stock award plan for Directors of the Bank that was amended in 2007 and subsequently terminated in 2008. No grants were made after the 2007’s grant. The restricted stock vests at a rate of 20% each year on the grant date’s anniversary.

Related costs to outstanding restricted stock were charged against income totaled $87 thousand, $108 thousand and $123 thousand in 2011, 2010 and 2009, respectively. As of December 31, 2011, the Bank had unrecognized compensation costs of $41 thousand related to this plan that will be amortized over 7 months.

A summary as of December 31, 2011 of restricted stock granted to Directors under this plan and changes during 2011, 2010 and 2009 is presented below:

		Weighted average
		grant date fair
	Shares	value
Non vested at January 1, 2009	21,419	$20.07
Granted	-	-
Vested	(6,746)	19.25
Non vested at December 31, 2009	14,673	20.45
Granted	-	-
Vested	(5,756)	19.95
Non vested at December 31, 2010	8,917	20.77
Granted	-	-
Vested	(5,399)	20.39
Non vested at December 31, 2011	3,518	$21.35
Expected to vest	3,518	$21.35

The total fair value of vested stock during the years ended December 31, 2011, 2010 and 2009 was $110 thousand, $115 thousand and $130 thousand, respectively.

C. Stock Option Plan 2006 – Directors and Executives (Discontinued)

The 2006 Stock Option Plan was terminated in 2008. The options granted under this plan expire seven years after the grant date. No grants were made after the 2007’s grant.

Related cost charged against income as a result of the amortization of options granted under this compensation plan amounted to $25 thousand in 2011, and $221 thousand in 2010 and 2009. As of December 31, 2011, there was no compensation cost pending amortization.

A summary as of December 31, 2011 of the share options granted to Directors and certain Executives and changes during 2009, 2010 and 2011 is presented below:

			Weighted average
			remaining	Aggregate
	Options	Weighted average exercise price	contractual term	intrinsic value (thousands)
Outstanding at January 1, 2009	207,706	$16.34
Forfeited	-	-
Outstanding at December 31, 2009	207,706	16.34
Forfeited	-	-
Outstanding at December 31, 2010	207,706	16.34
Forfeited	-	-
Exercised	(27,552)	16.34
Outstanding at December 31, 2011	180,154	$16.34	2.12 years	$-
Exercisable at December 31, 2011	180,154	$16.34	2.12 years	$-

The intrinsic value of exercised options during the year ended December 31, 2011 was $45 thousand. During the year ended December 31, 2011, the Bank received $450 thousand from exercised options. All options are available to be exercised as of December 31, 2011.

D. Indexed Stock Option Plan (Discontinued)

During 2004, the Board of Directors approved an indexed stock purchase option plan for Directors and certain Executives of the Bank, which was subsequently terminated in April 2006. The indexed stock options expire ten years after the grant date. The exercise price is adjusted based on the change in a customized Latin American general market index. As of December 31, 2011, there was no compensation cost pending amortization. Related costs charged against income amounted to $17 thousand and $241 thousand in 2010 and 2009, respectively.

A summary as of December 31, 2011 and changes during the years 2009, 2010 and 2011 of the indexed stock purchase options is presented below:

			Weighted
			average
			remaining	Aggregate
		Weighted average	contractual	intrinsic value
	Options	exercise price	term	(thousands)
Outstanding at January 1, 2009	467,649	$12.93
Forfeited	-	-
Exercised	(82,180)	9.84
Outstanding at December 31, 2009	385,469	17.46
Forfeited	-	-
Exercised	-	-
Outstanding at December 31, 2010	385,469	17.98
Forfeited	-	-
Expired	(4,100)	11.87
Exercised	(55,433)	12.12
Outstanding at December 31, 2011	325,936	$12.86	3.43 years	$1,039
Exercisable at December 31, 2011	325,936	$12.86	3.43 years	$1,039

The intrinsic value of options exercised during the years ended December 31, 2011 and 2009 was $235 thousand and $252 thousand, respectively. During the years ended December 31, 2011 and 2009, the Bank received $672 thousand and $808 thousand, respectively, from exercised options. All options are available to be exercised as of December 31, 2011.

E. 1995 and 1999’s Stock Option Plan (Discontinued)

During 1995 and 1999, the Board of Directors approved two stock option plans for employees. Under these plans, stock options were granted at a purchase price equal to the average market value of the common stock at the grant date. One third of the options would have been exercised on each successive year after the grant date and expired on the tenth anniversary after the grant date. These plans were discontinued in 2003; therefore, no additional stock options have been granted.

A summary of the status as of December 31, 2011 of the stock options granted and changes during 2011, 2010 and 2009 of these option plans is presented below:

			Weighted
			average
			remaining	Aggregate
		Weighted average	contractual	intrinsic value
	Options	exercise price	term	(thousands)

Outstanding at January 1, 2009	14,350	$28.81
Forfeited	(533)	27.72
Expired	(2,082)	23.03
Outstanding at December 31, 2009	11,735	29.89
Forfeited	-	-
Expired	(3,615)	23.16
Outstanding at December 31, 2010	8,120	32.88
Forfeited	-	-
Expired	(8,120)	32.88
Outstanding at December 31, 2011	-	$-	-	$-

F. Deferred Compensation Plan (the “DC Plan”)

In 1999, the Board of Directors approved the DC Plan, which was subsequently terminated in 2003. The Bank could grant a number of deferred equity units (“DEU”). Eligible employees would vest the DEU after three years of service, and distributions were made on the later of (i) the date the vested DEU were credited to the employee’s account, and (ii) ten years the employee was first credited with DEU. Participating employees received dividends with respect to their unvested deferred equity units. A summary on changes is presented below:

	2011	2010	2009
Outstanding at beginning of year	17,746	18,755	19,609
Exercised	(15,934)	(1,009)	(854)
Outstanding at end of year	1,812	17,746	18,755

Related cost charged against income related to this plan amounted to $1 thousand in 2011, and $11 thousand in 2010 and 2009.

G. Other plans - Expatriate Officer Plan

The Bank sponsors a defined contribution plan for its expatriate top executives based in Panama, which are not eligible to participate in the Panamanian social security system. The Bank’s contributions are determined as a percentage of the annual salaries of top executives eligible for the plan, each contributing an additional amount withheld from their salary. Contributions to this plan are managed by a fund manager through a trust. The executives are entitled to the Bank’s contributions after completing at least three years of service in the Bank. During the years 2011, 2010 and 2009, the Bank charged to salaries expense $119 thousand, $117 thousand and $116 thousand, respectively, that correspond to the Bank’s contributions to this plan. As of December 31, 2011 and 2010, the accumulated liability payable amounted to $255 thousand and $307 thousand, respectively.